ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated other comprehensive income (loss) [Roll Forward]
Beginning balance	$ (3,303)	$ (4,155)	$ (4,779)
Translation adjustment	25	(63)	97
Net unrealized gains on marketable securities	(980)	915	527
Ending balance	(4,258)	(3,303)	(4,155)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated other comprehensive income (loss) [Roll Forward]
Beginning balance	774	(141)	(668)
Translation adjustment	0	0	0
Net unrealized gains on marketable securities	(980)	915	527
Ending balance	(206)	774	(141)
Accumulated Translation Adjustment [Member]
Accumulated other comprehensive income (loss) [Roll Forward]
Beginning balance	(4,077)	(4,014)	(4,111)
Translation adjustment	25	(63)	97
Net unrealized gains on marketable securities	0	0	0
Ending balance	$ (4,052)	$ (4,077)	$ (4,014)